TFA TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 96.34%	Shares	Value

Commodity Fund - 1.75%
abrdn Physical Gold Shares ETF (a)	3,800	$95,494
SPDR Gold Shares (a)	1,430	347,576
		443,070
Debt Funds - 82.77%
FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	39,300	1,335,021
Invesco Senior Loan ETF (b)	46,200	970,662
Invesco Ultra Short Duration ETF	6,300	316,134
iShares 7-10 Year Treasury Bond ETF (b)	3,300	323,796
iShares 10-20 Year Treasury Bond ETF	7,500	819,975
iShares 20+ Year Treasury Bond ETF	42,297	4,149,336
iShares Core U.S. Aggregate Bond ETF (b)	26,147	2,647,907
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,400	2,304,792
iShares J.P. Morgan USD Emerging Markets Bond ETF	8,100	757,998
ProShares High Yield-Interest Rate Hedged ETF	28,900	1,872,864
SPDR Bloomberg High Yield Bond ETF	9,800	958,342
SPDR Bloomberg International Corporate Bond ETF	29,395	899,490
SPDR Bloomberg International Treasury Bond ETF	38,718	904,452
SPDR Bloomberg Short Term High Yield Bond ETF (b)	32,700	842,025
SPDR Loomis Sayles Opportunistic Bond ETF	71,000	1,880,080
		20,982,874
Equity Fund - 11.82%
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a)	38,500	1,091,090
ProShares Ultra QQQ	2,340	235,638
ProShares Ultra S&P500	8,800	793,496
Vanguard Total Stock Market ETF	3,100	877,796
		2,998,020

TOTAL EXCHANGE-TRADED FUNDS (Cost $23,899,428)		24,423,964

SHORT-TERM INVESTMENTS - 3.38%
Fidelity Government Portfolio - Institutional Class, 4.83% (b) (c)	713,565	713,565
First American Treasury Obligations Fund - Institutional Class, 4.79% (c)	143,033	143,033

SHORT-TERM INVESTMENTS (Cost $856,598)		856,598

INVESTMENTS AT VALUE (Cost $24,756,026) - 99.72%		$25,280,562

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.28%		70,498

NET ASSETS - 100.00%		$25,351,060

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at September 30, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCK - 24.49%	Shares	Value

Banks - 1.00%
Bank of America Corp.	4,100	$162,688
Peapack - Gladstone Financial Corp.	6,100	167,201
		329,889
Computers - 3.02%
Apple, Inc.	4,262	993,046

Diversified Financial Services - 2.44%
Visa, Inc. - Class A	2,920	802,854

Electric - 0.48%
Brookfield Infrastructure Partners LP - Canada	4,484	157,119

Healthcare - Services - 1.26%
Chemed Corp.	687	412,866

Internet - 6.40%
Alphabet, Inc. - Class A	3,745	621,108
Amazon.com, Inc. (a)	3,194	595,138
Meta Platforms, Inc. - Class A	771	441,351
PDD Holdings, Inc. - ADR - Ireland (a)	3,298	444,603
		2,102,200

Oil & Gas Services - 1.19%
Schlumberger NV	9,323	391,100

Pharmaceuticals - 2.00%
Corcept Therapeutics, Inc. (a)	3,600	166,608
Merck & Co., Inc.	4,309	489,330
		655,938
Semiconductors - 3.29%
Lam Research Corp.	377	307,662
NVIDIA Corp.	6,376	774,302
		1,081,964

Software - 3.40%
Agilysys, Inc. (a)	1,571	171,192
Microsoft Corp.	2,196	944,939
		1,116,131

TOTAL COMMON STOCK (Cost $7,220,475)		8,043,107

EXCHANGE-TRADED FUNDS - 63.34%

Alternative Fund - 1.37%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	7,100	450,637

Asset Allocation Funds - 21.74%
Direxion HCM Tactical Enhanced U.S. ETF	68,769	2,424,107
HCM Defender 100 Index ETF	40,476	2,552,012
HCM Defender 500 Index ETF	42,560	2,161,197
		7,137,316

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 63.34% (continued)	Shares	Value

Debt Funds - 11.84%
First Trust Enhanced Short Maturity ETF	3,404	$203,797
FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	4,100	139,277
Invesco Preferred ETF	28,313	349,666
Invesco Senior Loan ETF	6,200	130,262
Invesco Ultra Short Duration ETF	4,300	215,774
iShares 20+ Year Treasury Bond ETF	2,720	266,832
iShares Core U.S. Aggregate Bond ETF	2,430	246,086
SPDR Bloomberg 1-3 Month T-Bill ETF	18,500	1,698,485
SPDR Bloomberg International Corporate Bond ETF	8,100	247,861
SPDR Bloomberg International Treasury Bond ETF	10,600	247,616
SPDR Bloomberg Short Term High Yield Bond ETF	3,700	95,275
Vanguard Total Bond Market ETF	640	48,070
		3,889,001

Equity Funds - 28.39%
Communication Services Select Sector SPDR Fund	2,349	212,350
Consumer Staples Select Sector SPDR Fund	2,190	181,770
Fidelity MSCI Energy Index ETF	900	21,672
Financial Select Sector SPDR Fund	4,600	208,472
First Trust Dorsey Wright Momentum & Dividend ETF	662	24,342
First Trust Horizon Managed Volatility Developed International ETF	870	27,427
First Trust MultiCap Growth AlphaDEX Fund	227	30,327
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	235	29,904
First Trust NASDAQ Technology Dividend Index Fund	299	24,010
FT Vest Laddered Buffer ETF (a) (b)	18,300	546,987
FT Vest U.S. Equity Moderate Buffer ETF - August (a)	5,938	206,464
Innovator Growth 100 Power Buffer ETF - April (a) (b)	3,800	184,832
Innovator Growth 100 Power Buffer ETF - January (a) (b)	4,000	185,825
Innovator Growth 100 Power Buffer ETF - July (a) (b)	3,000	182,460
Innovator Growth-100 Power Buffer ETF- October (a) (b)	3,700	184,649
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	2,800	93,446
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	3,200	90,688
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	2,700	90,396
Innovator U.S. Equity Accelerated 9 Buffer ETF-October (a) (b)	3,000	89,205
Innovator U.S. Equity Accelerated ETF - Quarterly (a)	5,300	185,898
Invesco Dorsey Wright SmallCap Momentum ETF	263	24,425
Invesco QQQ Trust Series 1	4,233	2,066,000
Invesco S&P 500 Equal Weight ETF	1,860	333,238
Invesco S&P 500 Momentum ETF	320	29,005
iShares Copper and Metals Mining ETF	1,940	61,983
iShares Core S&P 500 ETF	130	74,987
iShares Core S&P Mid-Cap ETF	1,030	64,190
iShares MSCI EAFE Min Vol Factor ETF	350	26,845
iShares MSCI Global Gold Miners ETF	1,529	50,472
iShares MSCI USA Min Vol Factor ETF	630	57,525
iShares MSCI USA Quality GARP ETF	564	30,118
iShares Russell Top 200 Growth ETF	100	22,005
iShares Semiconductor ETF	160	36,894
iShares U.S. Home Construction ETF	170	21,607
iShares U.S. Industrials ETF	227	30,343
iShares U.S. Technology ETF	460	69,745
ProShares Ultra QQQ	1,500	151,050
ProShares Ultra S&P500	10,000	901,700
Real Estate Select Sector SPDR Fund	660	29,482
Renaissance IPO ETF	561	24,056
SPDR Portfolio Developed World ex-U.S. ETF	3,900	146,484

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 63.34% (continued)	Shares	Value

SPDR Portfolio Emerging Markets ETF	2,430	$100,310
SPDR Portfolio S&P 500 Growth ETF	3,400	281,996
SPDR S&P Homebuilders ETF	1,027	127,923
Technology Select Sector SPDR Fund	1,120	252,851
Utilities Select Sector SPDR Fund	2,180	176,100
VanEck Gold Miners ETF/USA	550	21,901
Vanguard Growth ETF (b)	200	76,786
Vanguard Total Stock Market ETF (b)	3,900	1,104,324
Vanguard Value ETF (b)	420	73,319
Virtus Reaves Utilities ETF	478	30,573
Virtus Terranova U.S. Quality Momentum ETF	659	24,238
		9,323,599

TOTAL EXCHANGE-TRADED FUNDS (Cost $18,090,576)		20,800,553

	Shares	Value
SHORT-TERM INVESTMENTS - 12.19%
Fidelity Government Portfolio - Institutional Class, 4.83% (b) (c)	3,810,563	$3,810,563
First American Treasury Obligations Fund - Institutional Class, 4.79% (c)	191,596	191,596

SHORT-TERM INVESTMENTS (Cost $4,002,159)		4,002,159

INVESTMENTS AT VALUE (Cost $29,313,210) - 100.02%		$32,845,819

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.02)%		(6,318)

NET ASSETS - 100.00%		$32,839,501

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at September 30, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

FT - First Trust

GARP - Growth at Reasonable Price

HCM - Howard Capital Management

IPO - Initial Public Offering

LP - Limited Partnership

NV - Naamloze Vennootschap (Dutch Public Company)

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 75.64%	Shares	Value

Alternative Fund - 1.51%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	12,700	$806,069

Asset Allocation Funds - 21.84%
Direxion HCM Tactical Enhanced U.S. ETF	115,774	4,081,034
HCM Defender 100 Index ETF	62,048	3,912,126
HCM Defender 500 Index ETF	73,002	3,707,042
		11,700,202
Debt Fund - 1.71%
Invesco Ultra Short Duration ETF	18,300	918,294

Equity Funds - 50.58%
Fidelity MSCI Energy Index ETF	7,200	173,376
Financial Select Sector SPDR Fund	5,600	253,792
FT Vest Laddered Buffer ETF (a) (b)	96,900	2,896,341
Innovator Growth 100 Power Buffer ETF - April (a) (b)	8,500	413,440
Innovator Growth 100 Power Buffer ETF - January (a) (b)	8,900	413,461
Innovator Growth 100 Power Buffer ETF - July (a) (b)	6,700	407,494
Innovator Growth-100 Power Buffer ETF - October (a) (b)	8,100	404,230
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	6,200	206,916
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	7,200	204,048
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	6,100	204,228
Innovator U.S .Equity Accelerated 9 Buffer ETF - October (a) (b)	6,700	199,224
Innovator U.S. Equity Accelerated ETF - Quarterly (a)	57,500	2,016,812
Invesco QQQ Trust Series 1	7,833	3,823,052
iShares Russell Top 200 Growth ETF	840	184,842
iShares Semiconductor ETF	1,320	304,379
iShares U.S. Technology ETF	25,015	3,792,774
ProShares Ultra QQQ	22,700	2,285,890
ProShares Ultra S&P 500	42,100	3,796,157
ProShares UltraPro S&P 500	100	8,619
Real Estate Select Sector SPDR Fund	2,350	104,975
SPDR S&P Homebuilders ETF	5,010	624,046
Technology Select Sector SPDR Fund	2,650	598,264
Vanguard Energy ETF (b)	800	97,976
Vanguard Total Stock Market ETF (b)	13,000	3,681,080
		27,095,416

TOTAL EXCHANGE-TRADED FUNDS (Cost $33,585,570)		40,519,981

SHORT-TERM INVESTMENTS - 24.29%
Fidelity Government Portfolio - Institutional Class, 4.83% (b) (c)	181,097	181,097
First American Treasury Obligations Fund - Institutional Class, 4.79% (c)	12,831,166	12,831,166

SHORT-TERM INVESTMENTS (Cost $13,012,263)		13,012,263

INVESTMENTS AT VALUE (Cost $46,597,833) - 99.93%		$53,532,244

OTHER ASSETS IN EXCESS OF LIABILITES, NET - 0.07%		35,350

NET ASSETS - 100.00%		$53,567,594

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)  Rate shown represents the 7-day effective yield at September 30, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 73.18%	Shares	Value

Debt Funds - 2.45%
Invesco Ultra Short Duration ETF	19,800	$993,564

Equity Funds - 70.73%
Communication Services Select Sector SPDR Fund	9,100	822,640
Consumer Staples Select Sector SPDR Fund	9,800	813,400
Fidelity MSCI Energy Index ETF	9,800	235,984
Financial Select Sector SPDR Fund	25,700	1,164,724
FT Vest Laddered Buffer ETF (a) (b)	41,800	1,249,402
Innovator U.S. Equity Accelerated ETF - Quarterly (a) (b)	36,000	1,262,700
Invesco S&P 500 Equal Weight ETF	10,800	1,934,928
iShares Core S&P 500 ETF	710	409,542
iShares Core S&P Mid-Cap ETF	5,600	348,992
iShares MSCI USA Min Vol Factor ETF	24,000	2,191,440
iShares Russell Top 200 Growth ETF	1,140	250,857
iShares Semiconductor ETF	1,770	408,144
iShares U.S. Technology ETF	5,100	773,262
ProShares Ultra QQQ	10,200	1,027,140
ProShares Ultra S&P500	57,100	5,148,707
Real Estate Select Sector SPDR Fund	7,300	326,091
SPDR S&P Homebuilders ETF	6,500	809,640
Technology Select Sector SPDR Fund	7,100	1,602,896
Utilities Select Sector SPDR Fund	9,800	791,644
Vanguard Energy ETF (b)	2,000	244,940
Vanguard Growth ETF (b)	1,030	395,448
Vanguard Total Stock Market ETF (b)	21,200	6,002,992
Vanguard Value ETF (b)	2,300	401,511
		28,617,024

TOTAL EXCHANGE-TRADED FUNDS (Cost $27,440,577)		29,610,588

SHORT-TERM INVESTMENTS - 26.77%
Fidelity Government Portfolio - Institutional Class, 4.83% (b) (c)	362,140	362,140
First American Treasury Obligations Fund - Institutional Class, 4.79% (c)	10,468,280	10,468,280

SHORT-TERM INVESTMENTS (Cost $10,830,420)		10,830,420

INVESTMENTS AT VALUE (Cost $38,270,997) - 99.95%		$40,441,008

ASSETS IN EXCESS OF OTHER LIABILIITIES, NET - 0.05%		20,953

NET ASSETS - 100.00%		$40,461,961

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c)  Rate shown represents the 7-day yield at September 30, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

SPDR - Standard & Poor’s Depositary Receipts

MSCI - Morgan Stanley Capital International

The accompanying notes are an integral part of these financial statements.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”), each a diversified series of the Tactical Investment Series Trust (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value, as described below.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to Tactical Fund Advisors, LLC (the “Adviser”) the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board.  The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2024 (Unaudited) (continued)

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and exchange-traded funds/notes (“ETFs”/”ETNs”)) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2024 (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of September 30, 2024, by major security type:

Income Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$24,423,964	$—	$—	$24,423,964
Short-Term Investments	856,598	—	—	856,598
Total Assets	$25,280,562	$—	$—	$25,280,562

Growth Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$8,043,107	$—	$—	$8,043,107
Exchange-Traded Funds (2)	20,800,553	—	—	20,800,553
Short-Term Investments	4,002,159	—	—	4,002,159
Total Assets	$32,845,819	$—	$—	$32,845,819

Quantitative Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$40,519,981	$—	$—	$40,519,981
Short-Term Investments	13,012,263	—	—	13,012,263
Total Assets	$53,532,244	$—	$—	$53,532,244

AlphaGen Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$29,610,588	$—	$—	$29,610,588
Short-Term Investments	10,830,420	—	—	10,830,420
Total Assets	$40,441,008	$—	$—	$40,441,008

(1)       As of and for the nine month period ended September 30, 2024, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock and ETFs held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedules of Investments.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2024 (Unaudited) (continued)

INVESTMENT RISKS

Equity Risk: The net asset value of the Funds will fluctuate based on changes in the value of its holdings in U.S. and foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Large Capitalization Risk: The Underlying Funds invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Exchange-Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Leverage Risk: The use of leverage by the funds or ETFs in which the Funds invest, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the funds’ gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the funds have invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Funds’ portfolios are likely to experience greater volatility over short-term periods.

Underlying Fund Risk: Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on September 30, 2024 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Income Fund	$24,780,969	$558,307	$(58,714)	$499,593
Growth Fund	29,553,570	3,525,643	(233,394)	3,292,249
Quantitative Fund	46,976,222	6,852,716	(296,694)	6,556,022
AlphaGen Fund	38,721,868	2,173,456	(454,316)	1,719,140